COMMITMENTS, CONTINGENCIES AND DEBT (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF LONG-TERM DEBT

Long-term debt consisted of the following:

	December 31,	December 31,
	2024	2023
(in thousands)
DECD loan, net of issuance costs	$1,507	$1,596
Less: Current portion, net of issuance costs	(229)	(166)
Total long-term debt, net of issuance costs	$1,278	$1,430

SCHEDULE OF ANNUAL AMOUNTS OF FUTURE MINIMUM PRINCIPAL PAYMENTS DUE UNDER CERTAIN CONTRACTUAL OBLIGATIONS
	Payments Due by Period
(in thousands)	Total	2025	2026	2027	2028	2029	Thereafter
DECD Loan	$1,511	$233	$237	$145	$213	$217	$466
Total	$1,511	$233	$237	$145	$213	$217	$466

SCHEDULE OF CARRYING VALUE AND FAIR VALUE OF DECD LOAN

The DECD loan is classified within Level 3 of the fair value hierarchy. The following table presents the carrying value and fair value of the DECD loan. The fair value is estimated based on the discounted cash flows using the prevailing marketing interest rates.

		December 31,		December 31,
		2024		2023
(in thousands)	Fair Value Hierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value
DECD loan	Level 3	$1,511	$1,169	$1,604	$1,255

SCHEDULE OF EXPENSE ASSOCIATED WITH OPERATING LEASES

		Year Ended December 31,
Lease Cost	Classification	2024	2023
Operating rent expense
	Cost of revenue	$87	$83
	Research and development	42	63
	Sales and marketing	6	11
	General and administrative	61	115
Variable rent expense
	Cost of revenue	$46	$52
	Research and development	11	14
	Sales and marketing	7	9
	General and administrative	35	74

SCHEDULE OF FUTURE LEASE PAYMENTS RELATED TO OPERATING LEASES

Based on the Company’s leases as of December 31, 2024, the table below sets forth the approximate future lease payments related to operating leases with initial terms of one year or more (in thousands).

Year	Payments
2025	$263
2026	325
2027	283
2028	275
2029	230
Thereafter	397
Total Operating Lease Payments	1,773
Less: Imputed Interest	(358)
Present Value of Lease Liabilities	1,415
Less: Unused Tennant Improvement Allowance	(160)
Less: Operating Lease Liability, current portion	(7)
Operating Lease Liability, non-current portion	$1,248

SCHEDULE OF WEIGHTED-AVERAGE LEASE TERM AND DISCOUNT RATE

Supplemental disclosure of cash flow information related to leases for the years ended December 31, 2024 and 2023 is shown in the table below (in thousands).

	Year Ended December 31,
	2024	2023
Cash paid for amounts included in measurement of lease liabilities:
Operating cash outflows relating to operating leases	$346	$459
Weighted-average remaining lease term (in years)	5.9	3.6
Weighted-average discount rate	7.59%	7.30%